PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Accumulated depreciation	$ (5,725)	$ (3,817)	$ 0
Net property and equipment	32,447	34,355	0
Total property and equipment		38,172	0
Leasehold Improvements [Member]
Total property and equipment	38,172	8,462	0
Furniture and Fixtures [Member]
Total property and equipment	$ 29,710	$ 29,710	$ 0